Trust of Administration	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trust of Administration
39. TRUST OF ADMINISTRATION
Since 2008, the subsidiary Ferrosur Roca S.A. must make annual fee contributions (canon) of the 3% of its total revenues to a fund for the improvement of the interurban railroad system. However, until 2013, the procedure for contributing the amounts accrued had not been established.
A trust agreement was executed and delivered by and between Ferrosur Roca S.A. and Banco de la Nación Argentina on February 5, 2013 in order to undertake the formalization process required to manage the funds paid by Ferrosur Roca S.A. as payment for the investment works aimed at strengthening the inter-urban railway system.
The trust assets shall be the amounts provided by the Trustor and corresponding to the proceeds from the enforcement of the Memorandum of Understanding executed by and between the Group and the Unit for the Renegotiation and Analysis of Public Utilities Agreements dated May 19, 2008 and ratified by the Argentine Executive Branch’s Decree No. 2017 dated November 25, 2008, any revenues collected by the trust for the temporary placements of idle resources and the funds existing in the checking account that the Group maintained at the Standard Bank as of February 2013 and any other sum to be paid into the trust.
Pursuant to the Resolution No. 218 of the Ministry of Transportation adopted on July 27, 2016 and published on August 3, 2016 a process was established to certify the works proposed by railway concessionaires.
Pursuant to Exhibits I and II of the above-mentioned resolution, a clear procedure has been laid down whereby each concessionaire must submit the projects of the works to be funded with the trust funds, the circuit to study the projects by the different agencies (National Committee for Transportation Regulation, ADIP and Secretariat of Transportation), the requirements for approval and the contents of the administrative act to be handed down by the competent authority approving the project and the maximum amount to be assigned to the trust accounts for such project.
On the basis of the new regulation, the Group recognized all the amounts transferred to the Trust under the line Contributions into the Trust Fund to Strengthen the Inter-urban Railway System (“FFFSFI”). Contributions for the years 2019 and 2018 amounted to 29,507 and 46,268, respectively.
On the understanding that the use of the proceeds must be approved by the regulatory authority, the Company is not empowered to lead the relevant activities.
The trustee manages the transactions and invests the funds above all in term deposits. The Group recognizes revenues from interest and the trustee’s fees in income or loss.
In the course of the fiscal year, the first works proposed to the National Authorities with the contributions made by the Group to the Trust Fund to Strengthen the Inter-urban Railway System (“FFFSFI”) came to an end. These works consisted in the heavy improvement of railway structure and mechanical treatment that is 29,215 km in railway between the progressives Km. 259 and Km. 288,215 Parish Sur—Azul Norte in the Cañuelas-Olavarría branch.